Employee benefit plans - Information about Plan Assets at Fair Value (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 233,837		¥ 220,873		¥ 191,674
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		23,665		26,730
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		6,793		12,235
Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		67,066		62,088
Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		4,685		4,154
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	67,002		31,203
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		48,989		42,735
Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		15,637		41,728
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		92,914		90,660
Level 1 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 23,665		¥ 26,730
Level 1 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 67,066		¥ 62,088
Level 1 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 2,183		¥ 1,842
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 85,585		¥ 106,158
Level 2 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 2,502		¥ 2,312
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	18,457		19,383
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		48,989		42,735
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		15,637		41,728
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 55,338		¥ 24,055		27,358
Level 3 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 6,793		¥ 12,235		12,323
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 48,545	[1]	¥ 11,820	[1]	¥ 15,035
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets

[1]	Includes hedge funds and real estate funds.